Commitments and Contingencies - Purchase Obligations (Details) (USD $) In Thousands	Jun. 30, 2011
Vessels shipbuilding contract (Member)
Unrecorded Unconditional Purchase Obligation Payment Schedule (Abstract)
First Year	$ 353,920
Second Year	152,645
Third Year	105,400
Fourth Year	0
Total	611,965
Drillship Shipbuilding contract plus owners furnished equipment (Member)
Unrecorded Unconditional Purchase Obligation Payment Schedule (Abstract)
First Year	614,725
Second Year	1,096,898
Third Year	0
Fourth Year	0
Total	1,711,623
Total Obligations (Member)
Unrecorded Unconditional Purchase Obligation Payment Schedule (Abstract)
First Year	968,645
Second Year	1,249,543
Third Year	105,400
Fourth Year	0
Total	$ 2,323,588